Other non-current assets (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Other non-current assets
Long-term trade and other receivables	€ 182	€ 26
Other non-current assets	4	3
Total	186	€ 29
Indirect tax receivable	120
Prepayment to unilever	€ 54